Accrued Liabilities and Other Payables	12 Months Ended
Jun. 30, 2024
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES
11.	ACCRUED LIABILITIES AND OTHER PAYABLES

As of June 30, 2024 and 2023, accrued liabilities and other payables consisted of the following:

	As of June 30,
	2024	2023
Payroll payables	$51,180	$92,856
Other payables – third parties	139,300	122,186
Accrued liabilities and other payables – third parties	$190,480	$215,042

Other payables – related parties	$1,390,515	$-